Investments in airport concessions - Master Development Plan (Details) - Master Development Plan - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2014	Dec. 04, 2012	Dec. 31, 2009
Disclosure of detailed information about intangible assets [line items]
Master development program obligations using prior year values		$ 6,303,586	$ 11,979,621	$ 4,445,653
Master development program obligations using current year values	$ 14,514,871
Maintenance amount yet to be exercised	264,783
Master development program obligations	12,519,332
Land acquired that may potentially be included as investment in airport concessions	695,759					$ 1,159,613
Land acquired that was authorized to be included as investment in airport concessions					$ 386,538
Land acquired that represents an additional amount authorized to be included as investment in airport concessions					$ 77,306
2022
Disclosure of detailed information about intangible assets [line items]
Master development program obligations	4,024,680
2023
Disclosure of detailed information about intangible assets [line items]
Master development program obligations	3,022,167
2024
Disclosure of detailed information about intangible assets [line items]
Master development program obligations	2,894,608
2025
Disclosure of detailed information about intangible assets [line items]
Master development program obligations	$ 2,577,877